SEGMENT REPORTING (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Tables
Schedule of segment reporting

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Servicing Related Assets		Residential Securities and Loans
	Excess MSRs	Servicer Advances	Real Estate Securities	Real Estate Loans	Consumer Loans	Corporate	Total
Year Ended December 31, 2013
Interest income	$40,921	$4,421	$39,533	$2,650	$—	$42	$87,567
Interest expense	—	3,901	10,876	—	—	247	15,024

Net interest income	40,921	520	28,657	2,650	—	(205)	72,543
Impairment	—	—	4,993	461	—	—	5,454
Other income	103,675	—	52,645	1,832	82,856	—	241,008
Operating expenses	215	2,077	312	357	2,076	37,437	42,474

Income (Loss) Before Income Taxes	144,381	(1,557)	75,997	3,664	80,780	(37,642)	265,623

Income tax expense	—	—	—	—	—	—	—

Net Income (Loss)	$144,381	$(1,557)	$75,997	$3,664	$80,780	$(37,642)	$265,623

Noncontrolling interests in income (loss) of consolidated subsidiaries	$—	$(326)	$—	$—	$—	$—	$(326)

Net income attributable to common shareholders	$144,381	$(1,231)	$75,997	$3,664	$80,780	$(37,642)	$265,949

	Servicing Related Assets		Residential Securities and Loans
	Excess MSRs	Servicer Advances	Real Estate Securities	Real Estate Loans	Consumer Loans	Corporate	Total
December 31, 2013
Investments	$676,917	$2,665,551	$1,973,189	$33,539	$215,062	$—	$5,564,258
Cash and restricted cash	—	85,243	51,627	22,840	—	145,622	305,332
Derivative assets	—	—	1,452	34,474	—	—	35,926
Other assets	2	7,062	44,848	—	—	1,230	53,142

Total assets	$676,919	$2,757,856	$2,071,116	$90,853	$215,062	$146,852	$5,958,658

Debt	$—	$2,390,778	$1,620,711	$22,840	$—	$75,000	$4,109,329
Other liabilities	80	4,271	215,159	32,553	33	84,158	336,254

Total liabilities	80	2,395,049	1,835,870	55,393	33	159,158	4,445,583

Total equity	676,839	362,807	235,246	35,460	215,029	(12,306)	1,513,075
Noncontrolling interests in equity of consolidated subsidiaries	—	247,225	—	—	—	—	247,225

Total New Residential stockholders’ equity	$676,839	$115,582	$235,246	$35,460	$215,029	$(12,306)	$1,265,850

Investments in equity method investees	$352,766	$—	$—	$—	$215,062	$—	$567,828

	Servicing Related Assets		Residential Securities and Loans
	Excess MSRs	Servicer Advances	Real Estate Securities	Real Estate Loans	Consumer Loans	Corporate	Total
Year Ended December 31, 2012
Interest income	$27,496	$—	$6,263	$—	$—	$—	$33,759
Interest expense	—	—	704	—	—	—	704

Net interest income	27,496	—	5,559	—	—	—	33,055
Impairment	—	—	—	—	—	—	—
Other income	17,423	—	—	—	—	—	17,423
Operating expenses	5,449	—	—	—	—	3,782	9,231

Income (Loss) Before Income Taxes	39,470	—	5,559	—	—	(3,782)	41,247
Income tax expense	—	—	—	—	—	—	—

Net Income (Loss)	$39,470	$—	$5,559	$—	$—	$(3,782)	$41,247

Noncontrolling interests in income (loss) of consolidated subsidiaries	$—	$—	$—	$—	$—	$—	$—

Net income attributable to common shareholders	$39,470	$—	$5,559	$—	$—	$(3,782)	$41,247

	Servicing Related Assets		Residential Securities and Loans
	Excess MSRs	Servicer Advances	Real Estate Securities	Real Estate Loans	Consumer Loans	Corporate	Total
December 31, 2012

Investments	$245,036	$—	$289,756	$—	$—	$—	$534,792
Cash and restricted cash	—	—	—	—	—	—	—
Derivative assets	—	—	—	—	—	—	—
Other assets	32	—	52	—	—	—	84

Total assets	$245,068	$—	$289,808	$—	$—	$—	$534,876

Debt	$—	$—	$150,922	$—	$—	$—	$150,922
Other liabilities	174	—	56	—	—	5,368	5,598

Total liabilities	174	—	150,978	—	—	5,368	156,520

Total equity	244,894	—	138,830	—	—	(5,368)	378,356
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	—	—	—	—

Total New Residential stockholders’ equity	$244,894	$—	$138,830	$—	$—	$(5,368)	$378,356

Investments in equity method investees	$—	$—	$—	$—	$—	$—	$—

	Servicing Related Assets		Residential Securities and Loans
	Excess MSRs	Servicer Advances	Real Estate Securities	Real Estate Loans	Consumer Loans	Corporate	Total
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$—	$—	$—	$1,260
Interest expense	—	—	—	—	—	—	—

Net interest income	1,260	—	—	—	—	—	1,260
Impairment	—	—	—	—	—	—	—
Other income	367	—	—	—	—	—	367
Operating expenses	809	—	—	—	—	104	913

Income (Loss) Before Income Taxes	818	—	—	—	—	(104)	714
Income tax expenses	—	—	—	—	—	—	—

Net Income (Loss)	$818	$—	$—	$—	$—	$(104)	$714

Noncontrolling interests in income of consolidated subsidiaries	$—	$—	$—	$—	$—	$—	$—

Net income attributable to shareholders	$818	$—	$—	$—	$—	$(104)	$714

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Year ended December 31, 2012
Interest income	$27,496	$6,263	$—	$33,759
Interest expense	—	704	—	704

Net interest income (expense)	27,496	5,559	—	33,055
Change in fair value of investments in excess mortgage servicing rights	9,023	—	—	9,023
Other income (loss)	8,400	—	—	8,400
Expenses	5,449	—	3,782	9,231

Net Income (Loss)	$39,470	$5,559	$(3,782)	$41,247

December 31, 2012
Total Assets	$245,068	$289,808	$—	$534,876

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$1,260
Interest expense	—	—	—	—

Net interest income (expense)	1,260	—	—	1,260
Change in fair value of investments in excess mortgage servicing rights	367	—	—	367
Expenses	809	—	104	913

Net Income (Loss)	$818	$—	$(104)	$714

December 31, 2011
Total Assets	$43,791	$—	$—	$43,791